Restricted Cash and Restricted Time Deposit	12 Months Ended
Dec. 31, 2010
Restricted Cash and Restricted Time Deposit
Restricted Cash and Restricted Time Deposit

4. Restricted cash and restricted time deposit

To meet the requirements under certain equity investment contracts, the Group has RMB5,033,966 and RMB4,849,614 cash restricted, respectively, as of December 31, 2009 and 2010. To maintain guarantee balances at the bank to assure future credit availability of US dollars, the Group has RMB121,721,425 restricted as of December 31, 2010, which was a time deposit with the original term of 3 years at certain bank. The restriction will cease in August 2011.